LOANS RECEIVABLE (Details)	12 Months Ended
Nov. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Closing balance
Waterproof Studios Inc [Member]
IfrsStatementLineItems [Line Items]
Opening balance	71,399
Accrued interest revenue	316
Repayments received	(71,715)
Closing balance